FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number__811-06481

                       FRANKLIN MUNICIPAL SECURITIES TRUST
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         --------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  5/31
                          ----

Date of reporting period: 8/31/09
                          -------


Item 1. Schedule of Investments.



FRANKLIN MUNICIPAL SECURITIES TRUST

Quarterly Statement of Investments
August 31, 2009
-------------------------------------------------------------------------------

Contents

Franklin California High Yied Municipal Fund............................
Franklin Tennessee Municipal Fund.......................................
Notes to Statements of Investments......................................



                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      FRANKLIN - Templeton - Mutual Series


                     Quarterly Statement of Investments |

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                       This page intentionally left blank.

Franklin Municipal Securities Trust
Franklin California High Yield Municipal Fund
STATEMENT OF INVESTMENTS, AUGUST 31, 2009 (UNAUDITED)

                                                                                                      PRINCIPAL
                                                                                                        AMOUNT           VALUE
                                                                                                    -------------   --------------
       MUNICIPAL BONDS 97.7%
       CALIFORNIA 94.4%
       ABAG 1915 Act Special Assessment, Windemere Ranch AD 1999-1, Pre-Refunded,
          6.20%, 9/02/20                                                                            $   1,950,000   $    2,205,859
          6.30%, 9/02/25                                                                                2,935,000        3,325,913
       ABAG Finance Authority for Nonprofit Corps. Revenue,
          Elder Care Alliance, California Mortgage Insured, 5.60%, 8/15/34                              4,260,000        4,164,704
          Hamlin School, 5.00%, 8/01/37                                                                10,485,000        7,372,108
          Windemere Ranch Financing Program, Sub Series B, 5.00%, 9/02/27                               3,500,000        2,756,705
          Windemere Ranch Financing Program, Sub Series B, 5.00%, 9/02/34                               5,310,000        3,910,868
       Alameda CFD No. 2 Special Tax, Refunding, 6.125%, 9/01/16                                        1,135,000        1,100,598
       Alameda PFA Local Agency Revenue, Special Tax, CFD 1, Series A,
          6.70%, 8/01/12                                                                                2,245,000        2,251,466
          7.00%, 8/01/19                                                                                4,015,000        4,029,213
       Aliso Viejo CFD No. 2005-01 Special Tax, Glenwood at Aliso Viejo, 5.875%, 9/01/27                5,115,000        3,950,673
       American Canyon Financing Authority Infrastructure Revenue Special Assessment, American
          Canyon Road East,
             5.00%, 9/02/25                                                                             1,305,000        1,005,972
             5.00%, 9/02/30                                                                             2,020,000        1,456,642
             5.10%, 9/02/35                                                                             1,695,000        1,189,958
       Anaheim RDA Tax Allocation, Merged Redevelopment Project Area, Refunding, Series A, FSA
          Insured, 5.00%, 2/01/31                                                                       8,500,000        7,726,500
       Arcadia USD, GO, Capital Appreciation, Election of 2006, Series A, FSA Insured, zero cpn.,
          8/01/42                                                                                      12,735,000        1,617,090
          8/01/44                                                                                      25,080,000        2,799,680
       Artesia RDA Tax Allocation, Artesia Redevelopment Project Area,
          5.50%, 6/01/42                                                                                6,355,000        5,021,467
          5.70%, 6/01/42                                                                                3,175,000        2,588,482
       Artesia RDA Tax Allocation Special Assessment, Housing Set-Aside, Redevelopment Project
          Area, 7.70%, 6/01/46                                                                          3,395,000        3,452,477
       Avenal PFAR, Refunding, 5.00%,
          9/01/30                                                                                       1,325,000        1,059,709
          9/01/36                                                                                         710,000          534,616
       Azusa Special Tax, CFD No. 2005-1, Improvement Area 1, 5.00%,
          9/01/27                                                                                       2,615,000        1,679,379
          9/01/37                                                                                       9,240,000        5,062,411
       Azusa Special Tax, Escrow, CFD No. 2005-1, Improvement Area 1, 5.00%,
          9/01/27                                                                                       1,115,000        1,115,000
          9/01/37                                                                                       2,845,000        2,845,000
       Baldwin Park USD, GO, Capital Appreciation, Election of 2006, FSA Insured, zero cpn.,
          8/01/31                                                                                       5,735,000        1,397,103
       Beaumont Financing Authority Local Agency Revenue,
          Series B, 5.35%, 9/01/28                                                                        965,000          778,330
          Series B, 5.40%, 9/01/35                                                                      1,435,000        1,089,811
          Series C, 5.45%, 9/01/27                                                                      6,435,000        4,853,920
          Series C, 5.50%, 9/01/29                                                                        855,000          663,198
          Series C, 5.50%, 9/01/35                                                                      1,035,000          777,068
          Series C, 5.50%, 9/01/35                                                                      3,995,000        2,842,403
       Brentwood Infrastructure Financing Authority Infrastructure Revenue, CIFP, Series 1,
          5.00%, 9/02/25                                                                                3,195,000        2,313,244
          5.125%, 9/02/30                                                                               4,400,000        3,119,864
          5.15%, 9/02/35                                                                                3,450,000        2,375,256
       Buena Park Community RDA Tax Allocation, Consolidated Redevelopment Project, 6.25%,
          9/01/35                                                                                       5,000,000        4,795,800
       Cabrillo Community College District GO, Capital Appreciation, Election of 2004,
          Series B, NATL Insured, zero cpn., 8/01/33                                                    9,475,000        2,077,394
       California City RDA Tax Allocation Revenue, Refunding, Series A-1, 7.75%, 9/01/34                9,355,000        9,263,227
       California County Tobacco Securitization Agency Tobacco Settlement Revenue,
          Asset-Backed, Los Angeles County Security, zero cpn. to 12/01/10, 5.70% thereafter,
          6/01/46                                                                                       5,000,000        2,910,250
          Refunding, 5.25%, 6/01/46                                                                     5,000,000        3,485,150
       California Educational Facilities Authority Revenue,
          California College of the Arts, Refunding, 5.00%, 6/01/30                                     1,800,000        1,301,742
          California College of the Arts, Refunding, 5.00%, 6/01/35                                     4,405,000        3,065,836
          College and University Financing Program, 5.00%, 2/01/30                                      5,425,000        3,788,006
          College and University Financing Program, 5.00%, 2/01/37                                      1,150,000          759,725
          College and University Financing Program, Refunding, 5.00%, 2/01/26                           1,000,000          741,570

                       Quarterly Statement of Investments

                     See Notes to Statements of Investments

Franklin Municipal Securities Trust
Franklin California High Yield Municipal Fund
STATEMENT OF INVESTMENTS, AUGUST 31, 2009 (UNAUDITED) (CONTINUED)

          Pooled College and University, Series B, Pre-Refunded, 6.625%, 6/01/20                    $     215,000   $      226,829
          University of Redlands, Series A, 5.125%, 8/01/38                                             5,000,000        4,764,600
       California Health Facilities Financing Authority Revenue,
          Asian Community Center, Series A, California Mortgage Insured, 5.00%, 4/01/27                 4,850,000        4,402,781
          California-Nevada Methodist, California Mortgage Inured, 5.00%, 7/01/36                       1,575,000        1,376,141
          Kaiser Permanente, Series A, ETM, 5.40%, 5/01/28                                              2,500,000        2,509,425
          Kaiser Permanente, Series B, ETM, 5.25%, 10/01/16                                             3,250,000        3,270,670
          Providence Health and Services, Refunding, Series C, 6.50%, 10/01/33                          4,000,000        4,351,160
          Sutter Health, Series A, 5.25%, 11/15/46                                                     10,000,000        8,906,300
       California Municipal Finance Authority COP, Community Hospitals of Central California,
          5.25%,
          2/01/27                                                                                      15,655,000       13,691,080
          2/01/46                                                                                      17,000,000       13,407,220
       California Municipal Finance Authority Revenue,
          Kern Regional Center Project, Series A, 7.50%, 5/01/39                                        9,000,000        9,203,220
          University Students Cooperative Associates, 5.00%, 4/01/37                                    4,000,000        2,899,240
       California PCFA Solid Waste Disposal Revenue, Keller Canyon Landfill Co. Project,
          6.875%,
          11/01/27                                                                                      5,000,000        5,000,150
       California State GO, FGIC Insured, 6.00%, 8/01/19                                                   30,000           30,108
       California State Municipal Finance Authority Revenue,
          Biola University, Refunding, 5.625%, 10/01/23                                                 6,000,000        5,832,180
          Biola University, Refunding, 5.80%, 10/01/28                                                  7,500,000        7,272,600
          Biola University, Refunding, 5.875%, 10/01/34                                                 6,000,000        5,731,140
          Loma Linda University, 5.00%, 4/01/37                                                         3,500,000        3,281,180
       California State Public Works Board Lease Revenue, Department of Mental Health,
          Coalinga, Series A, 5.125%, 6/01/29                                                          10,000,000        9,154,900
       California Statewide CDA, COP, Catholic Healthcare West, Pre-Refunded, 6.50%, 7/01/20           12,060,000       12,776,967
       California Statewide CDA Assisted Living Facilities Revenue, Hollenbeck Palms/Magnolia,
          Series A, Radian Insured, 4.50%, 2/01/27                                                      2,200,000        1,784,772
       California Statewide CDA Revenue,
          Bentley School, Refunding, 6.75%, 7/01/32                                                     7,980,000        6,905,014
          California Baptist University, Refunding, Series A, 5.40%, 11/01/27                           7,440,000        5,372,722
          California Baptist University, Refunding, Series A, 5.50%, 11/01/38                           4,500,000        3,065,490
          Catholic Healthcare West, Series C, 5.625%, 7/01/35                                           5,000,000        4,654,500
          CHF-lrvine LLC, UCI East Campus Apartments, Phase II, 5.75%, 5/15/32                         10,000,000        9,271,300
          Drew School, Refunding, 5.30%, 10/01/37                                                       4,275,000        2,914,267
          Elder Care Alliance, Series A, Pre-Refunded, 8.00%, 11/15/22                                  3,000,000        3,677,070
          Elder Care Alliance, Series A, Pre-Refunded, 8.25%, 11/15/32                                  4,000,000        4,946,640
          Eskaton Village Grass Valley, Pre-Refunded, 8.25%, 11/15/31                                   9,555,000       10,454,603
          Henry Mayo Newhall Memorial Hospital, Series A, California Mortgage Insured, 5.00%,
             10/01/27                                                                                   3,000,000        2,869,140
          Henry Mayo Newhall Memorial Hospital, Series B, California Mortgage Insured, 5.20%,
             10/01/37                                                                                   7,500,000        6,894,825
          Kaiser Permanente, Series B, 5.25%, 3/01/45                                                  52,910,000       47,336,990
          Lancer Educational Student Housing Project, 5.625%, 6/01/33                                   3,000,000        1,940,820
          Lodi Memorial Hospital, Series A, California Mortgage Insured, 5.00%, 12/01/37               12,500,000       11,126,625
          Methodist Hospital of Southern California Project, FHA Insured, 6.75%, 2/01/38               10,000,000       10,912,700
          Monterey Institute International, 5.50%, 7/01/31                                              8,285,000        8,740,178
          Presidio Hill School, 6.875%, 8/01/32                                                         6,085,000        5,302,043
          Prospect Sierra School, Pre-Refunded, 6.75%, 9/01/32                                          4,920,000        5,277,389
          Seven Hills School, 6.50%, 8/01/31                                                            5,315,000        4,451,791
(a)       Sonoma County Day School, 6.75%, 1/01/32                                                      5,710,000        4,006,307
          Thomas Jefferson School of Law, Series A, 7.25%, 10/01/38                                    10,000,000        9,157,400
          Thomas Jefferson School of Law Project, Pre-Refunded, 7.75%, 10/01/31                         4,795,000        5,397,396
          Turning Point, 6.50%, 11/01/31                                                                6,130,000        5,294,971
          ValleyCare Health System, Refunding, Series A, 5.00%, 7/15/22                                 1,000,000          792,250
          ValleyCare Health System, Refunding, Series A, 5.125%, 7/15/31                                5,850,000        4,056,624
       California Statewide CDA Special Tax Revenue, CFD 2007-1, Orinda, 6.00%, 9/01/29                 5,000,000        3,985,300
       Camarillo PFA Wastewater Revenue, AMBAC Insured, 5.00%, 6/01/36                                  1,210,000        1,180,270
       Capistrano USD, CFD Special Tax, No. 05-1, Rancho Madrina, 5.25%, 9/01/34                        1,120,000          844,446
       Cathedral City 1915 Act Special Assessment, Limited Obligation, Cove ID No. 04-02,
          5.00%, 9/02/30                                                                                1,175,000          894,152
          5.05%, 9/02/35                                                                                1,305,000          950,888
       Chabot-Las Positas Community College District GO, Capital Appreciation Bonds,
          Series C, AMBAC Insured, zero cpn.,
          8/01/44                                                                                      32,750,000        2,732,987
          8/01/46                                                                                      35,370,000        2,561,849

Franklin Municipal Securities Trust
Franklin California High Yield Municipal Fund
STATEMENT OF INVESTMENTS, AUGUST 31, 2009 (UNAUDITED) (CONTINUED)

       Chatom USD, GO, Election of 2006, Capital Appreciation, Series C, XLCA Insured,
          zero cpn., 8/01/47                                                                        $   9,450,000   $      746,172
       Chino CFD Special Tax,
          No. 03-1, 5.875%, 9/01/33                                                                     1,250,000        1,045,975
          No. 03-3, Improvement Area 1, 5.70%, 9/01/29                                                  1,215,000        1,017,769
          No. 03-3, Improvement Area 1, 5.75%, 9/01/34                                                  1,420,000        1,123,944
       Chula Vista Special Tax,
          CFD No. 01-1, Improvement Area B, San Miguel Ranch, 5.45%, 9/01/36                            2,175,000        1,610,457
          CFD No. 12-1, McMillin Otay Ranch, 5.25%, 9/01/30                                             2,110,000        1,353,713
          CFD No. 12-1, McMillin Otay Ranch, 5.25%, 9/01/36                                             3,670,000        2,228,387
       Clovis USD, GO, Capital Appreciation, Election of 2004, Series A, FGIC Insured,
          zero cpn.,
          8/01/27                                                                                       7,500,000        2,367,300
          8/01/28                                                                                       5,000,000        1,456,300
(b)    Compton Community College District GO, Election of 2002, Series B,
          6.625%, 8/01/27                                                                               3,085,000        3,231,969
          6.75%, 8/01/34                                                                                4,000,000        4,080,680
       Compton USD, GO, Election of 2002, Series C, AMBAC Insured, 5.00%, 6/01/31                       5,000,000        4,770,100
       Corona CFD No. 2001-2 Special Tax, Improvement Areas Nos. 1 and 2, Series A, 6.25%,
          9/01/32                                                                                       1,890,000        1,645,906
       Corona CFD No. 2003-2 Special Tax, Highlands Collection,
          5.15%, 9/01/34                                                                                2,810,000        2,003,446
          5.20%, 9/01/34                                                                                1,000,000          722,720
       Corona-Norco USD, PFA Special Tax Revenue, Series B, 5.00%,
          9/01/26                                                                                       1,760,000        1,175,856
          9/01/36                                                                                       2,000,000        1,207,120
       Corona-Norco USD Special Tax,
          CFD No. 04-1,5.00%, 9/01/24                                                                   1,540,000        1,176,190
          CFD No. 04-1,5.20%, 9/01/36                                                                   2,000,000        1,377,660
          Series A, 5.35%, 9/01/26                                                                      1,005,000          755,308
          Series A, 5.40%, 9/01/36                                                                      2,530,000        1,770,975
       Cotati South Sonoma Business Park AD Special Assessment, Improvement, 6.50%, 9/02/33             5,490,000        4,552,473
       Daly City Housing Development Finance Agency Mobile Home Park Revenue, Franciscan
          Mobile, sub. bond, Refunding, Series B, 5.85%, 12/15/47                                       5,140,000        4,034,180
       Del Mar Race Track Authority Revenue, 5.00%, 8/15/25                                             3,165,000        2,842,803
       Duarte RDA Tax Allocation, Capital Appreciation, Merged Redevelopment Project, ETM, zero
          cpn., 12/01/28                                                                               30,795,000       11,825,896
       Eastern California Municipal Water District CFD No. 2003-15, Special Tax, Morgan Valley,
          Series A, 5.20%, 9/01/37                                                                      2,000,000        1,364,740
       El Dorado County Special Tax,
          CFD No. 1992-1, 6.125%, 9/01/16                                                               4,735,000        4,429,498
          CFD No. 2001-1, 5.35%, 9/01/35                                                                1,900,000        1,262,417
          CFD No. 2005-1, 5.00%, 9/01/21                                                                1,000,000          703,240
          CFD No. 2005-1, 5.15%, 9/01/25                                                                2,075,000        1,350,182
          CFD No. 2005-1, 5.25%, 9/01/35                                                                6,705,000        3,619,091
       El Monte Water Authority Revenue, Refunding, AMBAC Insured, 5.00%,
          9/01/31                                                                                       4,300,000        4,210,130
          9/01/36                                                                                       3,855,000        3,600,917
       El Rancho USD, GO, Capital Appreciation, Election of 2003, FGIC Insured, zero cpn.,
          8/01/29                                                                                       2,400,000          715,704
       Escondido Revenue COP, Series A, FGIC Insured,
          6.00%, 9/01/31                                                                                  785,000          800,300
          Pre-Refunded, 6.00%, 9/01/31                                                                    885,000          942,490
       Escondido Special Tax, CFD No. 01, Eureka,
          5.10%, 9/01/26                                                                                  695,000          506,398
          5.15%, 9/01/36                                                                                1,400,000          945,420
       Fairfield CFD Special Tax, No. 3, North Cordelia General Improvements, 6.00%,
          9/01/32                                                                                       1,200,000        1,175,112
          9/01/37                                                                                       5,810,000        5,648,947
       Fontana Special Tax, CFD No. 37, 5.00%, 9/01/30                                                  1,000,000          695,690
       Foothill/Eastern Corridor Agency Toll Road Revenue, Capital Appreciation, Refunding,
          zero cpn.,
          1/15/26                                                                                      38,720,000       11,332,182
          1/15/30                                                                                       4,000,000          867,000
          1/15/31                                                                                      85,780,000       16,896,944
       Garden Grove Housing Authority MFHR, Set-Aside Tax Increment, Series C, 6.70%, 7/01/24           6,140,000        6,166,402
       Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue,
          Asset-Backed, Senior Series A-1, 5.75%, 6/01/47                                              24,500,000       19,011,755

Franklin Municipal Securities Trust
Franklin California High Yield Municipal Fund
STATEMENT OF INVESTMENTS, AUGUST 31, 2009 (UNAUDITED) (CONTINUED)

          Asset-Backed, Series A-2, Pre-Refunded, 7.90%, 6/01/42                                    $     750,000   $      913,088
          Asset-Backed, Series A-3, Pre-Refunded, 7.875%, 6/01/42                                       6,400,000        7,785,920
          Capital Appreciation, Asset-Backed, Refunding, Series C, second sub., zero cpn.,
             6/01/47                                                                                   50,000,000        1,505,000
       Hanford Joint UHSD, GO, Capital Appreciation, Election of 2004, Series B, FSA Insured,
          zero cpn.,
          8/01/32                                                                                       3,635,000          768,294
          8/01/33                                                                                       3,705,000          718,325
          8/01/35                                                                                       4,120,000          684,250
       Huntington Beach CFD Special Tax Revenue, Grand Coast Resort, 6.45%, 9/01/31                     5,000,000        4,381,350
   (a) Imperial County Special Tax, CFD No. 98-1,
          6.45%, 9/01/17                                                                                1,790,000        1,578,297
          6.50%, 9/01/31                                                                                5,705,000        4,630,634
       Indio 1915 Act GO,
          AD No. 1999-1, 7.125%, 9/02/20                                                                1,845,000        1,804,558
          AD No. 2001-1, 6.50%, 9/02/26                                                                 4,125,000        3,546,262
       Indio CFD Special Tax,
          5.00%, 9/01/25                                                                                4,000,000        2,777,120
          5.10%, 9/01/30                                                                                1,275,000          864,998
          No. 04-3, Terra Lago, Improvement Area 1, 5.15%, 9/01/35                                      1,275,000          831,173
       Irvine 1915 Act Special Assessment, Limited Obligation,
          AD No. 00-18, Group Five, 5.00%, 9/02/26                                                      1,275,000        1,050,269
          AD No. 00-18, Group Five, Refunding, 5.00%, 9/02/29                                           2,000,000        1,706,680
          AD No. 03-19, Group Five, Refunding, 5.00%, 9/02/25                                           1,500,000        1,351,380
          AD No. 03-19, Group Four, 5.00%, 9/02/29                                                      1,500,000        1,280,010
          AD No. 03-19, Group Three, 5.00%, 9/02/29                                                     1,110,000          894,360
          AD No. 04-20, Group One, 5.00%, 9/02/25                                                       2,740,000        2,416,954
          AD No. 04-20, Group One, 5.00%, 9/02/30                                                      10,975,000        9,269,595
       Irvine Special Tax, CFD No. 2005-2, 5.25%, 9/01/36                                               2,000,000        1,619,080
       Jurupa Community Services District Special Tax,
          CFD No. 7, Series A, 5.10%, 9/01/28                                                           2,695,000        2,070,299
          CFD No. 7, Series A, 5.15%, 9/01/35                                                           3,690,000        2,655,398
          CFD No. 11, Series A, 5.00%, 9/01/25                                                          1,930,000        1,532,073
          CFD No. 11, Series A, 5.05%, 9/01/30                                                          2,495,000        1,838,965
          CFD No. 11, Series A, 5.10%, 9/01/35                                                          2,065,000        1,474,451
          CFD No. 12, Series A, 5.10%, 9/01/29                                                          2,000,000        1,496,800
          CFD No. 12, Series A, 5.15%, 9/01/35                                                          3,000,000        2,174,640
          CFD No. 17, Series A, 5.125%, 9/01/25                                                         1,350,000        1,132,731
          CFD No. 17, Series A, 5.20%, 9/01/36                                                          2,825,000        2,243,361
          CFD No. 18, Eastvale, Series A, 5.00%, 9/01/26                                                1,295,000        1,008,676
          CFD No. 18, Eastvale, Series A, 5.00%, 9/01/36                                                2,400,000        1,678,176
          CFD No. 19, Eastvale, 5.00%, 9/01/27                                                          1,500,000        1,158,705
          CFD No. 19, Eastvale, 5.00%, 9/01/36                                                          1,500,000        1,048,860
          CFD No. 30, Series A, 5.60%, 9/01/37                                                          1,000,000          764,780
       Lafayette RDA Tax Allocation, 5.75%, 8/01/32                                                     1,000,000          903,390
       Lake Elsinore 1915 Act Special Assessment, AD No. 93-1, Limited Obligation, Refunding,
          7.00%, 9/02/30                                                                                8,205,000        7,308,932
       Lake Elsinore Special Tax,
          CFD No. 2003-2, Canyon Hills, Improvement Area A, Series A, 5.85%, 9/01/24                    1,035,000          861,275
          CFD No. 2003-2, Canyon Hills, Improvement Area A, Series A, 5.95%, 9/01/34                    2,200,000        1,703,966
          CFD No. 2004-3, Rosetta Canyon, Improvement Area No. 1, 5.10%, 9/01/22                          750,000          606,480
          CFD No. 2004-3, Rosetta Canyon, Improvement Area No. 1, 5.15%, 9/01/25                          635,000          482,232
          CFD No. 2004-3, Rosetta Canyon, Improvement Area No. 1, 5.25%, 9/01/30                        1,195,000          872,948
          CFD No. 2004-3, Rosetta Canyon, Improvement Area No. 1, 5.25%, 9/01/35                        1,225,000          862,768
          CFD No. 2004-3, Rosetta Canyon, Improvement Area No. 2, Series A, 5.20%, 9/01/26                915,000          665,663
          CFD No. 2004-3, Rosetta Canyon, Improvement Area No. 2, Series A, 5.25%, 9/01/37              2,800,000        1,876,672
          CFD No. 2005-2, Aberhill Ranch, Improvement Area A, Series A, 5.45%, 9/01/36                  5,695,000        3,889,571
          CFD No. 2006-2, Viscaya, Series A, 5.40%, 9/01/36                                             2,020,000        1,418,949
       Lake Elsinore USD, CFD No. 2001-1 Special Tax, Pre-Refunded, 6.30%, 9/01/33                      4,430,000        5,009,754
       Lancaster Financing Authority Tax Allocation Revenue, Redevelopment Project Nos. 5 and 6,
          Refunding,
             5.40%, 2/01/29                                                                               500,000          439,745
             5.60%, 2/01/34                                                                             1,250,000        1,070,563
   (b) Lancaster RDA Tax Allocation, Combined Redevelopment Project Areas, 6.875%,
          8/01/34                                                                                       2,000,000        2,004,820
          8/01/39                                                                                       2,000,000        1,991,020

Franklin Municipal Securities Trust
Franklin California High Yield Municipal Fund
STATEMENT OF INVESTMENTS, AUGUST 31, 2009 (UNAUDITED) (CONTINUED)

       Lee Lake Water District CFD No. 1 Special Tax, Sycamore Creek,
          6.50%, 9/01/24                                                                            $   1,000,000   $      899,260
          5.25%, 9/01/28                                                                                1,750,000        1,304,643
          5.30%, 9/01/35                                                                                3,300,000        2,325,708
       Lee Lake Water District CFD No. 3 Special Tax, Retreat, 5.875%, 9/01/27                          3,000,000        2,359,110
       Lincoln CFD No. 2003-1 Special Tax, Pre-Refunded,
          5.90%, 9/01/24                                                                                1,780,000        2,102,322
          5.95%, 9/01/28                                                                                4,450,000        5,264,394
          6.00%, 9/01/34                                                                                3,520,000        4,170,954
       Lincoln PFA Special Tax Revenue, Sub Series B, 5.00%, 9/01/34                                    3,410,000        2,284,291
       Loma Linda Hospital Revenue, Loma Linda University Medical Center, Series A, 5.00%,
          12/01/21                                                                                      7,500,000        6,417,300
       Long Beach Bond Finance Authority Natural Gas Purchase Revenue, Series A,
          5.00%, 11/15/29                                                                               9,630,000        8,170,477
          5.50%, 11/15/37                                                                              25,000,000       21,892,500
       Los Angeles County Sanitation Districts Financing Authority Revenue, Capital Projects,
       District No. 14, Refunding, Sub Series B, FGIC Insured, 5.00%, 10/01/28                          6,120,000        6,112,289
   (a) Los Angeles MFR, Refunding, Series J-2C, 8.50%, 1/01/24                                            600,000          525,930
       Lynwood PFA Lease Revenue,
          6.25%, 9/01/22                                                                                1,080,000        1,088,424
          6.30%, 9/01/29                                                                                2,680,000        2,638,138
       Lynwood PFA Tax Allocation, Alameda Project Area, 6.30%, 9/01/24                                 1,000,000          950,740
   (b) M-S-R Energy Authority Gas Revenue, Series B, 6.50%, 11/01/39                                    7,500,000        7,568,700
       Menifee USD Special Tax, CFD No. 2002-2,
          6.05%, 9/01/26                                                                                  990,000          828,392
          6.10%, 9/01/34                                                                                3,675,000        3,044,407
       Merced CFD No. 2005-1 Special Tax, Improvement Area No. 1, 5.30%, 9/01/36                        2,400,000        1,495,056
       Merced RDA Tax Allocation, Merced Gateways Redevelopment Project, Series A, 6.50%,
          9/01/39                                                                                       6,250,000        6,030,687
       Moorpark CFD No. 2004-1 Special Tax, Moorpark Highlands,
          5.25%, 9/01/26                                                                                1,820,000        1,274,255
          5.30%, 9/01/38                                                                                4,070,000        2,620,022
       Moreland School District GO, Election of 2002, Series D, FGIC Insured, zero cpn.,
          8/01/30                                                                                       3,400,000          989,638
          8/01/31                                                                                       2,000,000          542,980
          8/01/32                                                                                       4,405,000        1,111,866
          8/01/34                                                                                       4,405,000        1,238,466
          8/01/37                                                                                       5,700,000        1,352,724
       Moreno Valley USD Special Tax,
          CFD No. 2004-6, 5.00%, 9/01/22                                                                2,105,000        1,620,324
          CFD No. 2004-6, 5.10%, 9/01/28                                                                2,000,000        1,384,680
          CFD No. 2004-6, 5.20%, 9/01/36                                                                5,000,000        3,324,900
          CFD No. 2005-2, 5.00%, 9/01/36                                                                  815,000          544,836
       Murrieta 1915 Act Special Tax, CFD No. 2000-1, 6.375%, 9/01/30                                   4,100,000        3,488,075
       Murrieta CFD No. 2000-2 Special Tax, The Oaks,
          Improvement Area A, 5.90%, 9/01/27                                                            2,000,000        1,566,420
          Improvement Area A, 6.00%, 9/01/34                                                            3,570,000        2,707,274
          Improvement Area B, 6.00%, 9/01/27                                                            1,285,000        1,061,603
          Improvement Area B, 6.00%, 9/01/34                                                            1,000,000          771,670
          Improvement Area B, 6.00%, 9/01/34                                                            2,835,000        2,186,749
       Murrieta CFD No. 2001-1 Special Tax, Bluestone, Improvement Area A, 6.20%, 9/01/25               2,105,000        1,617,124
       Murrieta CFD No. 2003-2 Special Tax, Blackmore Ranch, 6.10%, 9/01/34                             2,000,000        1,566,520
       Murrieta CFD No. 2004-1 Special Tax, Bremerton, 5.625%, 9/01/34                                    700,000          519,645
       Napa Valley Community College District GO, Election of 2002, Series C, NATL Insured, zero cpn.,
          8/01/33                                                                                      13,130,000        2,978,409
          8/01/34                                                                                      13,380,000        2,835,222
       Norco Special Tax,
          CFD No. 02-1, 6.50%, 3/01/33                                                                  1,395,000        1,243,322
          CFD No. 97-1, Pre-Refunded, 7.10%, 10/01/30                                                   2,640,000        2,873,482
       North Natomas CFD Special Tax, No. 4, Series B, 6.375%, 9/01/31                                  4,300,000        3,611,699
       Oceanside CFD No. 2001-1 Special Tax, Morro Hills Development, 5.50%, 9/01/34                    3,235,000        2,328,618
       Orange County 1915 Act Special Assessment, Limited Obligation, AD No. 01-1-GP1,
          5.00%, 9/02/28                                                                                3,000,000        2,372,160
          5.10%, 9/02/33                                                                                2,000,000        1,551,700

Franklin Municipal Securities Trust
Franklin California High Yield Municipal Fund
STATEMENT OF INVESTMENTS, AUGUST 31, 2009 (UNAUDITED) (CONTINUED)

       Oxnard Harbor District Revenue,
          Series A, 5.75%, 8/01/20                                                                  $   1,110,000   $    1,040,891
          Series B, 6.00%, 8/01/24                                                                      6,000,000        6,110,280
       Oxnard Special Tax, CFD No. 3, Seabridge, 5.00%, 9/01/35                                         5,000,000        3,248,300
       Perris CFD No. 05-2 Special Tax, Harmony Grove, Series A,
          5.00%, 9/01/21                                                                                1,130,000          899,141
          5.20%, 9/01/24                                                                                1,505,000        1,167,037
          5.25%, 9/01/29                                                                                3,585,000        2,681,365
          5.30%, 9/01/35                                                                                4,205,000        3,059,852
       Perris CFD No. 2001-1 Special Tax,
          Improvement Area No. 4, May Farms, Series A, 5.00%, 9/01/25                                   1,415,000        1,041,850
          Improvement Area No. 4, May Farms, Series A, 5.10%, 9/01/30                                     865,000          611,166
          Improvement Area No. 4, May Farms, Series A, 5.15%, 9/01/35                                   1,075,000          740,116
          Improvement Area No. 5, May Ranch, Series A, 5.00%, 9/01/26                                     585,000          377,670
          Improvement Area No. 5, May Ranch, Series A, 5.00%, 9/01/37                                   1,600,000          919,280
       Perris CFD No. 2002-1 Special Tax, Series A,
          6.375%, 9/01/23                                                                               1,475,000        1,284,238
          6.50%, 9/01/29                                                                                2,045,000        1,689,947
          6.50%, 9/01/33                                                                                2,120,000        1,770,327
       Perris CFD No. 2004-3 Special Tax, Improvement Area No. 2, Series A, 5.30%, 9/01/35              1,390,000          980,770
       Perris PFA Local Agency Revenue, Series A, 6.25%, 9/01/33                                        3,000,000        2,466,360
       Perris PFAR Tax Allocation,
          5.30%, 10/01/26                                                                               2,000,000        1,586,560
          5.35%, 10/01/36                                                                               4,010,000        2,960,222
       Pico Rivera Water Authority Revenue, Refunding, Series A, 6.25%, 12/01/32                        7,250,000        6,430,605
       Pomona USD, GO, Election of 2008, Series A, Assured Guaranty, 5.25%, 8/01/33                     3,500,000        3,524,045
       Poway USD Special Tax,
          CFD No. 6, 4S Ranch, 5.125%, 9/01/35                                                          6,000,000        4,679,340
          CFD No. 6, Improvement Area B, 5.125%, 9/01/36                                                5,035,000        3,886,869
          CFD No. 14, Area A, 5.125%, 9/01/26                                                           1,770,000        1,310,880
          CFD No. 14, Area A, 5.25%, 9/01/36                                                            5,225,000        3,632,054
          CFD No. 14, Del Sur, 5.125%, 9/01/26                                                          2,200,000        1,629,342
       Rancho Cordova CFD No. 2003-1 Special Tax, Sunridge Anatolia,
          5.25%, 9/01/25                                                                                2,235,000        1,741,400
          5.375%, 9/01/30                                                                               1,650,000        1,211,562
          5.375%, 9/01/37                                                                               7,130,000        5,275,273
          5.50%, 9/01/37                                                                                2,635,000        1,898,649
       Rancho Mirage Joint Powers Financing Authority Revenue, Eisenhower Medical Center, Series
          A, 5.00%, 7/01/47                                                                             5,000,000        4,110,650
       Richmond Joint Powers Financing Authority Revenue, Reassessment, Refunding, Series A,
       AMBAC Insured, 5.00%, 9/02/30                                                                    1,085,000        1,006,620
       Rio Elementary School District Special Tax, CFD No. 1, 5.20%, 9/01/35                            5,000,000        3,304,350
       Riverbank USD, GO, Election of 2005, Series B, Assured Guaranty, zero cpn.,
          8/01/38                                                                                       6,690,000        1,151,349
          8/01/43                                                                                       8,750,000        1,096,288
       Riverside County Special Tax, CFD No. 87-5, senior lien, Refunding, Series A, 7.00%,
          9/01/13                                                                                       5,035,000        5,075,179
       Riverside USD Special Tax,
          CFD No. 13, Improvement Area 1, 5.375%, 9/01/34                                               2,320,000        1,662,048
          CFD No. 14, Series A, 5.40%, 9/01/26                                                          1,010,000          776,821
          CFD No. 14, Series A, 5.45%, 9/01/35                                                          2,060,000        1,546,174
          CFD No. 15, Improvement Area 1, 5.45%, 9/01/25                                                2,970,000        2,439,380
          CFD No. 15, Improvement Area 1, 5.55%, 9/01/30                                                2,390,000        1,869,577
          CFD No. 15, Improvement Area 1, 5.60%, 9/01/34                                                2,000,000        1,524,540
          CFD No. 15, Series A, 5.15%, 9/01/25                                                          1,730,000        1,341,442
          CFD No. 15, Series A, 5.25%, 9/01/30                                                          1,230,000          925,981
          CFD No. 15, Series A, 5.25%, 9/01/35                                                          1,500,000        1,094,940
          CFD No. 17, Aldea, 5.125%, 9/01/35                                                            1,425,000        1,050,567
          CFD No. 18, 5.00%, 9/01/25                                                                      505,000          381,568
          CFD No. 18, 5.00%, 9/01/34                                                                    1,125,000          816,469
          CFD No. 22, 5.25%, 9/01/35                                                                    1,535,000        1,130,006
       Road 17 Levee Area PFA Assessment Revenue, Road 17 Levee Improvement Project, 6.75%,
          9/01/29                                                                                       2,630,000        2,621,426
       Romoland School District CFD No. 2004-1 Special Tax, Heritage Lake,
          Improvement Area No. 1, 5.45%, 9/01/38                                                        3,215,000        2,320,587
          Improvement Area No. 2, 5.375%, 9/01/38                                                       3,085,000        2,025,272

Franklin Municipal Securities Trust
Franklin California High Yield Municipal Fund
STATEMENT OF INVESTMENTS, AUGUST 31, 2009 (UNAUDITED) (CONTINUED)

       Roseville Special Tax, CFD No. 1,
          Fiddyment Ranch, 5.00%, 9/01/17                                                           $   1,495,000   $    1,224,569
          Fiddyment Ranch, 5.00%, 9/01/19                                                                 980,000          757,060
          Fiddyment Ranch, 5.125%, 9/01/21                                                                980,000          731,835
          Fiddyment Ranch, 5.00%, 9/01/24                                                               1,010,000          733,967
          Fiddyment Ranch, 5.00%, 9/01/25                                                               1,020,000          715,071
          Fiddyment Ranch, 5.125%, 9/01/26                                                              4,945,000        3,331,545
          Fiddyment Ranch, 5.25%, 9/01/36                                                               7,880,000        4,831,937
          Longmeadow, 5.00%, 9/01/36                                                                    2,370,000        1,516,539
          Stone Point, 6.375%, 9/01/24                                                                  1,750,000        1,481,008
          Stone Point, 6.375%, 9/01/28                                                                  2,500,000        2,028,350
          Stoneridge, Pre-Refunded, 6.20%, 9/01/21                                                      1,250,000        1,407,088
          Stoneridge, Pre-Refunded, 6.30%, 9/01/31                                                      1,500,000        1,691,475
          Westpark, 5.15%, 9/01/30                                                                      5,500,000        3,678,125
          Westpark, 5.20%, 9/01/36                                                                      4,500,000        2,871,315
       Roseville Westpark CFD No. 1 Special Tax, Public Facilities,
          5.20%, 9/01/26                                                                                1,000,000          697,790
          5.25%, 9/01/37                                                                                1,600,000          998,896
       Sacramento County Airport System Revenue, Senior Series B, FSA Insured, 5.25%, 7/01/39          10,000,000        8,702,900
       Sacramento County Special Tax, CFD No. 1, Refunding, 6.30%, 9/01/21                              1,575,000        1,485,272
       Sacramento Special Tax, North Natomas CFD No. 97-01, Refunding,
          5.00%, 9/01/29                                                                                1,180,000          848,137
          5.10%, 9/01/35                                                                                1,515,000        1,070,029
       San Diego RDA Tax Allocation, Capital Appreciation,
          Refunding, Series B, zero cpn., 9/01/10                                                       1,565,000        1,487,251
          Refunding, Series B, zero cpn., 9/01/15                                                       6,810,000        4,717,219
          Refunding, Series B, zero cpn., 9/01/16                                                       1,500,000          958,920
          Refunding, Series B, zero cpn., 9/01/19                                                       1,800,000          927,090
          Refunding, Series B, zero cpn., 9/01/20                                                       1,800,000          858,366
          Refunding, Series B, zero cpn., 9/01/21                                                       1,800,000          794,124
          Refunding, Series B, zero cpn., 9/01/22                                                       1,900,000          779,038
          Refunding, Series B, zero cpn., 9/01/23                                                       1,900,000          719,568
          Refunding, Series B, zero cpn., 9/01/24                                                       1,900,000          653,106
          Series B, zero cpn., 9/01/25                                                                  1,900,000          601,692
          Series B, zero cpn., 9/01/26                                                                  1,900,000          552,653
          Series B, zero cpn., 9/01/27                                                                  1,900,000          508,592
          Series B, zero cpn., 9/01/28                                                                  1,900,000          465,804
       San Diego USD, GO, Capital Appreciation, Election of 2008, Series A, zero cpn. to 7/01/19,
          6.00% thereafter, 7/01/33                                                                    10,000,000        5,726,300
   (b) San Francisco City and County Redevelopment Financing Authority Tax Allocation, Mission
          Bay South Redevelopment, Series D, 6.625%, 8/01/39                                            2,265,000        2,254,604
       San Joaquin County Public Facilities Financing Corp. Revenue COP, Wastewater Conveyance
          Project, 6.00%, 8/01/37                                                                       1,000,000          753,150
       San Joaquin Delta Community College District GO, Election of 2004, Capital Appreciation,
          Series B, FSA Insured, zero cpn., 8/01/30                                                     3,900,000        1,009,242
       San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
          Capital Appreciation, Refunding, Series A, 5.60%, 1/15/16                                     4,500,000        3,773,925
          Capital Appreciation, Refunding, Series A, 5.70%, 1/15/19                                     3,000,000        2,351,400
          Capital Appreciation, Refunding, Series A, 5.75%, 1/15/21                                    24,750,000       18,533,542
          Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/15/26                  19,475,000        5,493,313
          Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/15/32                  50,225,000        8,177,132
          junior lien, ETM, zero cpn., 1/01/28                                                         19,150,000        8,232,010
          Refunding, Series A, 5.50%, 1/15/28                                                           3,645,000        2,286,144
          senior lien, 5.00%, 1/01/33                                                                  27,840,000       17,050,330
       San Marcos Public Facilities Authority Special Tax Revenue,
          Refunding, Series A, 5.65%, 9/01/36                                                           5,180,000        4,018,644
          Series A, 5.05%, 9/01/38                                                                      3,250,000        2,376,595
       San Marcos RDA Tax Allocation, Affordable Housing Project, Series A, 5.65%, 10/01/28             2,000,000        2,000,180
       Santa Cruz County RDA Tax Allocation, 6.625%, 9/01/29                                            2,650,000        2,756,980
       Saugus USD, CFD No. 2005-4 Special Tax, 5.30%, 9/01/36                                           2,000,000        1,266,700
       Sierra View Local Health Care District Revenue, 5.25%, 7/01/32                                   3,000,000        2,552,580
       Simi Valley 1915 Act Special Assessment, AD No. 98-1, Madera, 7.30%, 9/02/24                     2,300,000        2,300,414
       Southern California Public Power Authority Transmission Project Revenue, Southern
          Transmission Project, 6.125%, 7/01/18                                                            50,000           50,012
       Stockton 1915 Act Special Assessment, Limited Obligation, Mosher AD No. 2003-2,
          6.20%, 9/02/23                                                                                2,955,000        2,605,601

Franklin Municipal Securities Trust
Franklin California High Yield Municipal Fund
STATEMENT OF INVESTMENTS, AUGUST 31, 2009 (UNAUDITED) (CONTINUED)

          6.30%, 9/02/33                                                                            $   3,390,000   $    2,938,384
   (b) Stockton PFA Lease Revenue, Capital Improvement Projects, Series A, 7.00%, 9/01/38               7,000,000        6,982,710
       Stockton Special Tax, Spanos Park West CFD No. 2001-1, Pre-Refunded, 6.25%, 9/01/25              3,500,000        4,079,075
       Tehachapi RDA Tax Allocation, Tehachapi Redevelopment Project, Radian Insured, 5.25%,
          12/01/37                                                                                      1,500,000        1,167,945
       Temecula RDA Tax Allocation Revenue, sub. lien, Escrow, Redevelopment Project No. 1,
       5.625%, 12/15/38                                                                                 2,000,000        1,523,480
       Temecula Valley USD, CFD No. 2005-1 Special Tax, 5.00%, 9/01/36                                  1,000,000          683,190
       Tobacco Securitization Authority Northern California Tobacco Settlement Revenue,
          Capital Appreciation, Asset-Backed, Series A-2, 5.40%, 6/01/27                                1,250,000        1,106,313
          Series A-1, 5.375%, 6/01/38                                                                   5,000,000        3,873,250
          Series A-1, 5.50%, 6/01/45                                                                    2,000,000        1,504,780
       Tobacco Securitization Authority Southern California Tobacco Settlement Revenue, Asset-
       Backed Bonds, Second Sub Series, zero cpn., 6/01/46                                             25,000,000          825,750
       Truckee-Donner PUD Special Tax, CFD No. 04-1,
          5.75%, 9/01/29                                                                                2,975,000        2,295,540
          5.80%, 9/01/35                                                                                4,630,000        3,514,309
       Truckee-Donner PUD Special Tax Allocation, Special Tax Bonds,
          5.20%, 9/01/25                                                                                3,000,000        2,307,720
          5.25%, 9/01/30                                                                                5,050,000        3,644,484
          5.30%, 9/01/35                                                                                7,395,000        5,211,700
       Tustin CFD No. 07-01 Special Tax, Tustin Legacy, 6.00%, 9/01/37                                  2,100,000        1,898,190
       University of California Regents Medical Center Pooled Revenue, Series A, NATL Insured,
          4.50%, 5/15/47                                                                               13,500,000       12,085,200
       Upland CFD No. 2003-2 Special Tax, San Antonio, Improvement Area 1, Series A,
          5.90%, 9/01/24                                                                                2,380,000        2,071,481
          6.00%, 9/01/34                                                                                2,000,000        1,677,220
       Vallejo RDA Tax Allocation, Housing Set-Aside, Refunding, Series A, 7.00%, 10/01/31              4,715,000        4,278,438
       Valley Sanitary District 1915 Act Special Assessment, AD No. 04, Valley Sanitary District,
          Limited Obligation,
          5.00%, 9/02/25                                                                                1,060,000          780,446
          5.20%, 9/02/30                                                                                1,370,000          981,769
       West Kern Community College District GO, Capital Appreciation, Election of 2004,
          Series B, XLCA Insured, zero cpn.,
          11/01/25                                                                                      2,435,000          890,333
          11/01/26                                                                                      2,480,000          825,989
          11/01/27                                                                                      1,400,000          430,024
          11/01/28                                                                                      1,445,000          410,351
          11/01/29                                                                                      1,485,000          391,015
          11/01/30                                                                                      2,650,000          644,878
          11/01/31                                                                                      2,695,000          608,235
       West Sacramento Special Tax,
          CFD No. 16, Pre-Refunded, 5.90%, 9/01/23                                                      1,000,000        1,117,620
          CFD No. 20, 5.125%, 9/01/25                                                                     500,000          382,730
          CFD No. 20, 5.30%, 9/01/35                                                                    1,740,000        1,260,108
       Westside USD, CFD No. 2005-3 Special Tax, 5.00%,
          9/01/26                                                                                         700,000          501,585
          9/01/36                                                                                       2,080,000        1,374,006
       William S. Hart UHSD, CFD No. 2005-1 Special Tax, 5.30%, 9/01/36                                 2,500,000        1,592,200
       Woodland Special Tax, CFD No. 1,
          6.00%, 9/01/28                                                                                5,000,000        4,019,700
          6.25%, 9/01/34                                                                                6,705,000        5,408,789
       Yuba Community College District GO, Capital Appreciation, Election of 2006,
          Series B, AMBAC Insured, zero cpn.,
          8/01/42                                                                                      10,090,000        1,260,947
          8/01/43                                                                                      10,540,000        1,236,553
          8/01/44                                                                                      11,010,000        1,212,531
       Yucca Valley RDA Tax Allocation, Yucca Valley Redevelopment Project No. 1,
          5.50%, 6/01/28                                                                                2,110,000        1,941,348
          5.75%, 6/01/38                                                                                5,485,000        4,830,639
                                                                                                                    --------------
                                                                                                                     1,191,505,929
                                                                                                                    --------------
       U.S. TERRITORIES 3.3%
       GUAM 1.3%
       Guam Government GO,
          Refunding, Series A, 5.00%, 11/15/23                                                          7,245,000        6,264,679

Franklin Municipal Securities Trust
Franklin California High Yield Municipal Fund
STATEMENT OF INVESTMENTS, AUGUST 31, 2009 (UNAUDITED) (CONTINUED)

          Refunding, Series A, 5.25%, 11/15/37                                                      $   6,500,000   $    5,140,915
          Series A, 7.00%, 11/15/39                                                                     5,000,000        5,031,850
                                                                                                                    --------------
                                                                                                                        16,437,444
                                                                                                                    --------------
       NORTHERN MARIANA ISLANDS 0.1%
       Northern Mariana Islands Commonwealth Ports Authority Seaport Revenue, Series A, 6.60%,
          3/15/28                                                                                       1,655,000        1,530,296
                                                                                                                    --------------
       PUERTO RICO 1.9%
       Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A,
          6.00%, 7/01/44                                                                                5,000,000        4,992,250
       Puerto Rico Commonwealth GO,
          Public Improvement, Refunding, Series A, 5.50%, 7/01/32                                      10,000,000        9,171,900
          Series A, 5.00%, 7/01/24                                                                     10,150,000        9,384,994
                                                                                                                    --------------
                                                                                                                        23,549,144
                                                                                                                    --------------
       TOTAL U.S. TERRITORIES                                                                                           41,516,884
                                                                                                                    --------------
       TOTAL MUNICIPAL BONDS BEFORE SHORT TERM INVESTMENTS (COST $1,447,672,490)                                     1,233,022,813
                                                                                                                    --------------
       SHORT TERM INVESTMENTS 2.5%
       MUNICIPAL BONDS 2.5%
       CALIFORNIA 2.5%
   (c) California PCFA, PCR, Pacific Gas and Electric Co., Refunding, Series C, Daily VRDN and
          Put, 0.15%, 11/01/26                                                                          3,100,000        3,100,000
   (c) California State Department of Water Resources Power Supply Revenue, Refunding, Series F,
       Sub Series F-4, Daily VRDN and Put, 0.10%, 5/01/22                                              10,185,000       10,185,000
   (c) lrvine Ranch Water District Revenue, Improvement Districts, Consolidated, Series B, Daily
       VRDN and Put, 0.10%, 10/01/41                                                                    5,500,000        5,500,000
   (c) Los Angeles Department of Water and Power Waterworks Revenue, Refunding, Series B, Sub
       Series B-6, Daily VRDN and Put, 0.10%, 7/01/34                                                   7,000,000        7,000,000
   (c) Metropolitan Water District of Southern California Waterworks Revenue, Refunding,
          Series B-3, Daily VRDN and Put, 0.11%, 7/01/35                                                1,900,000        1,900,000
   (c) Southern California Public Power Authority Revenue,
          Mead-Adelanto Project, Refunding, Series A, Daily VRDN and Put, 0.10%, 7/01/20                1,400,000        1,400,000
          Mead-Phoenix Project, Refunding, Series A, Daily VRDN and Put, 0.10%, 7/01/20                 2,900,000        2,900,000
                                                                                                                    --------------
       TOTAL SHORT TERM INVESTMENTS (COST $31,985,000)                                                                  31,985,000
                                                                                                                    --------------
       TOTAL INVESTMENTS (COST $1,479,657,490) 100.2%                                                                1,265,007,813
       OTHER ASSETS, LESS LIABILITIES (0.2)%                                                                            (2,516,165)
                                                                                                                    --------------
       NET ASSETS 100.0%                                                                                            $1,262,491,648
                                                                                                                    ==============

(a) Security has been deemed illiquid because it may not be able to be sold within seven days. At August 31, 2009, the aggregate value of these securities was $10,741,168, representing 0.85% of net assets.

(b)  Security purchased on a when-issued basis.

(c) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Franklin Municipal Securities Trust
Franklin California High Yield Municipal Fund
STATEMENT OF INVESTMENTS, AUGUST 31, 2009 (UNAUDITED) (CONTINUED)

SELECTED PORTFOLIO ABBREVIATIONS

1915 Act Improvement Bond Act of 1915
ABAG     The Association of Bay Area Governments
AD       Assessment District
AMBAC    American Municipal Bond Assurance Corp.
CDA      Community Development Authority/Agency
CFD      Community Facilities District
CIFP     Capital Improvement Financing Program
COP      Certificate of Participation
ETM      Escrow to Maturity
FGIC     Financial Guaranty Insurance Co.
FHA      Federal Housing Authority/Agency
FSA      Financial Security Assurance Inc.
GO       General Obligation
ID       Improvement District
MFHR     Multi-Family Housing Revenue
MFR      Multi-Family Revenue
NATL     National Public Financial Guarantee Corp.
PCFA     Pollution Control Financing Authority
PCR      Pollution Control Revenue
PFA      Public Financing Authority
PFAR     Public Financing Authority Revenue
PUD      Public Utility District
RDA      Redevelopment Agency/Authority
UHSD     Unified/Union High School District
USD      Unified/Union School District
XLCA     XL Capital Assurance

Franklin Municipal Securities Trust
Franklin Tennessee Municipal Bond Fund
STATEMENT OF INVESTMENTS, AUGUST 31, 2009 (UNAUDITED)

                                                                                                      PRINCIPAL
                                                                                                        AMOUNT           VALUE
                                                                                                    -------------   --------------
       MUNICIPAL BONDS 97.6%
       TENNESSEE 90.0%
       Blount County PBA, GO, Local Government Public Improvement, Series B-15-A, Assured
          Guaranty, 5.00%,
             6/01/28                                                                                $   1,100,000   $    1,155,561
             6/01/32                                                                                    2,565,000        2,630,561
       Bristol Electric Revenue, System, AMBAC Insured, 5.00%, 9/01/29                                  1,075,000        1,106,949
       Chattanooga Electric Revenue, Series A, 5.00%, 9/01/33                                           7,000,000        7,170,310
       Chattanooga Health Educational and Housing Facility Board Revenue, Catholic Health
       Initiatives, Series D, 6.25%, 10/01/33                                                             500,000          539,460
       Clarksville Electric System Revenue, XLCA Insured, 5.00%,
          9/01/23                                                                                       2,325,000        2,440,529
          9/01/32                                                                                       4,000,000        4,002,600
       Clarksville Water Sewer and Gas Revenue,
          Improvement, FSA Insured, Pre-Refunded, 5.00%, 2/01/22                                        1,210,000        1,283,278
          Refunding and Improvement, FSA Insured, 5.00%, 2/01/22                                          790,000          805,057
       Franklin County Health and Educational Facilities Board Revenue, University South Project,
       AMBAC Insured, 5.00%, 9/01/24                                                                    2,000,000        2,115,500
       Gallatin Water and Sewer Revenue, Assured Guaranty, 5.00%, 1/01/33                               2,215,000        2,258,680
       Greene County GO, Refunding, Series B, NATL Insured, 5.00%, 6/01/24                              1,000,000        1,038,760
       Hallsdale-Powell Utility District Knox County Water and Sewer Revenue,
          FGIC Insured, 5.00%, 4/01/31                                                                  1,000,000        1,024,670
          Refunding and Improvement, Series A, FGIC Insured, 5.00%, 4/01/27                             2,500,000        2,569,050
       Harpeth Valley Utilities District Davidson and Williamson Counties Revenue, Utilities,
          Improvement,
             FGIC Insured, 5.00%, 9/01/35                                                               3,700,000        3,754,797
             NATL Insured, 5.00%, 9/01/29                                                               1,000,000        1,033,880
             NATL Insured, 5.00%, 9/01/34                                                               2,310,000        2,350,818
       Hawkins County First Utility District Waterworks Revenue, Series B, Assured Guaranty,
          5.00%, 6/01/42                                                                                1,250,000        1,261,362
       Jackson Hospital Revenue, Jackson-Madison Project, Refunding and Improvement, 5.50%,
          4/01/33                                                                                       3,000,000        3,014,100
       Johnson City Electric Revenue, Improvement, FSA Insured, 5.00%, 5/01/29                          1,000,000        1,044,230
       Johnson City Health and Educational Facilities Board Hospital Revenue, first mortgage,
          Mountain States Health, Series A, NATL Insured, Pre-Refunded, 6.00%, 7/01/21                  2,970,000        3,087,374
          Series A, NATL Insured, Pre-Refunded, 5.125%, 7/01/25                                         3,000,000        3,035,910
       Johnson City Health and Educational Facilities Board Revenue, Pine Oaks Assisted Project,
          Series A, GNMA Secured, 5.90%, 6/20/37                                                        1,350,000        1,354,320
       Kingsport GO, Series B, Assured Guaranty, 5.00%, 3/01/29                                         1,030,000        1,093,139
       Kingsport IDB MFHR, Model City Airport Project, GNMA Insured, 5.50%, 7/20/39                     2,995,000        3,068,198
       Knox County First Utility District Water and Sewer Revenue,
          NATL Insured, 5.00%, 12/01/24                                                                 1,790,000        1,887,680
          NATL Insured, 5.00%, 12/01/25                                                                 1,000,000        1,048,190
          Refunding and Improvement, Series A, NATL Insured, 5.625%, 12/01/19                             555,000          559,235
       Knox County First Utility District Water and Sewer Revenue GO, Refunding and Improvement,
          5.00%,
             12/01/26                                                                                   1,390,000        1,508,247
             12/01/29                                                                                   1,500,000        1,609,320
       Knox County Health Educational and Housing Facilities Board Hospital Facilities Revenue,
          Covenant Health System, Refunding and Improvement, Series A, zero cpn., 1/01/36               5,000,000          790,850
          Fort Sanders Alliance, Refunding, NATL Insured, 5.75%, 1/01/14                                1,250,000        1,307,737
       Knox County Health Educational and Housing Facilities Board Revenue, University Health
          System Inc., Refunding, 5.25%,
             4/01/27                                                                                    2,500,000        2,326,150
             4/01/36                                                                                    5,000,000        4,401,900
       Knoxville Electric Revenue, System, Series U, Pre-Refunded, 5.125%, 7/01/21                      2,340,000        2,431,260
       Knoxville Waste Water System Revenue, Improvement, Series A, NATL Insured, 5.00%,
          4/01/37                                                                                       3,620,000        3,699,314
       Knoxville Water Revenue, System Improvement, Series R, FSA Insured, 5.00%, 3/01/30               2,370,000        2,468,071
       Lawrenceburg PBA, GO, Electric System, Public Works, Refunding, AMBAC Insured, 5.00%,
          7/01/22                                                                                       2,500,000        2,683,675
       Lenoir City Electric System Revenue, Refunding and Improvement, FSA Insured, 5.00%,
          6/01/21                                                                                       2,000,000        2,050,240
       Maryville Revenue, Series A, Assured Guaranty, 5.00%, 6/01/38                                    7,850,000        7,949,302

                       Quarterly Statement of Investments

                     See Notes to Statements of Investments

Franklin Municipal Securities Trust
Franklin Tennessee Municipal Bond Fund
STATEMENT OF INVESTMENTS, AUGUST 31, 2009 (UNAUDITED) (CONTINUED)

       Memphis GO, General Improvement,
          Assured Guaranty, 5.00%, 4/01/22                                                          $   3,325,000   $    3,620,426
          Assured Guaranty, 5.00%, 4/01/27                                                              1,975,000        2,084,119
          NATL Insured, 5.00%, 10/01/22                                                                 5,000,000        5,274,550
       Memphis-Shelby County Airport Authority Airport Revenue, Series D, AMBAC Insured, 6.00%,
          3/01/24                                                                                       9,930,000       10,072,694
       Memphis-Shelby County Sports Authority Inc. Revenue, Memphis Arena Project,
          Refunding, Series B, 5.375%, 11/01/29                                                         5,000,000        5,021,000
          Series A, AMBAC Insured, Pre-Refunded, 5.25%, 11/01/23                                        7,145,000        8,018,548
       Metropolitan Government of Nashville and Davidson County Electric Revenue, Series A,
          5.00%, 5/15/33                                                                                3,000,000        3,095,910
          AMBAC Insured, 5.00%, 5/15/25                                                                 5,000,000        5,240,400
       Metropolitan Government of Nashville and Davidson County GO,
          Refunding, Series B, 5.00%, 8/01/25                                                           5,000,000        5,330,200
          Series C, 5.00%, 2/01/25                                                                      3,000,000        3,166,980
       Metropolitan Government of Nashville and Davidson County Health and Educational Facilities
          Board Revenue,
             Ascension Health Credit, Series A, AMBAC Insured, Pre-Refunded, 5.875%, 11/15/28           2,500,000        2,552,300
             Mortgage, Dandridge Towers Section 8, Series A, ETM, 6.375%, 1/01/11                         360,000          360,047
             Vanderbilt University, Refunding, Series A, 5.00%, 10/01/39                                1,000,000        1,028,680
             Vanderbilt University, Refunding, Series B, 5.00%, 10/01/39                                4,000,000        4,114,720
             Vanderbilt University, Series A, 5.50%, 10/01/29                                           3,500,000        3,864,560
       Oak Ridge Utility District Gas System Revenue, AMBAC Insured, 5.50%, 4/01/25                       750,000          759,600
       Rutherford County Consolidated Utility District Waterworks Revenue,
          FSA Insured, 5.00%, 2/01/36                                                                   3,060,000        3,122,057
          Refunding, NATL Insured, 5.00%, 2/01/27                                                       1,000,000        1,041,100
       Shelby County Health Educational and Housing Facilities Board Revenue,
          Ave Maria Assisted Living Project, Series A, 5.50%, 12/01/31                                  1,995,000        2,000,287
          Methodist, Series B, FSA Insured, 5.25%, 9/01/27                                              5,000,000        5,212,100
          St. Jude Children's Research Hospital, Refunding, 5.00%, 7/01/36                              5,000,000        5,057,300
       South Blount County Utility District Waterworks Revenue,
          FGIC Insured, Pre-Refunded, 4.50%, 12/01/22                                                     750,000          819,975
          FSA Insured, 5.00%, 12/01/33                                                                  1,000,000        1,030,670
          FSA Insured, 5.25%, 12/01/39                                                                  3,310,000        3,467,390
       Tennessee HDA Revenue, Homeownership Program,
          5.375%, 7/01/23                                                                                 390,000          391,018
          2006-3, 4.90%, 7/01/37                                                                        4,915,000        4,420,404
          Series 1, 5.00%, 7/01/29                                                                      1,400,000        1,406,846
          Series 3C, 6.00%, 1/01/20                                                                       190,000          190,669
          Series 4B, 6.00%, 7/01/25                                                                     2,000,000        2,182,920
       Tennessee State School Bond Authority Revenue, Higher Educational Facilities, Second
          Program,
             Refunding, Series A, 5.00%, 5/01/39                                                        3,000,000        3,071,400
             Refunding, Series A, NATL Insured, 5.00%, 5/01/26                                          1,250,000        1,319,825
             Refunding, Series A, NATL Insured, 5.00%, 5/01/30                                          3,000,000        3,119,640
             Series A, 5.00%, 5/01/34                                                                   3,555,000        3,637,618
             Series B, 5.50%, 5/01/38                                                                   4,000,000        4,260,400
       West Wilson Utility District Waterworks Revenue,
          AMBAC Insured, Pre-Refunded, 5.25%, 6/01/23                                                   3,780,000        4,079,036
          Improvement, NATL Insured, Pre-Refunded, 5.00%, 6/01/26                                       1,805,000        2,059,433
          Refunding, AMBAC Insured, 5.25%, 6/01/23                                                        720,000          734,609
          Refunding, NATL Insured, 4.75%, 6/01/23                                                       1,805,000        1,858,807
          Refunding and Improvement, NATL Insured, 4.75%, 6/01/28                                       1,000,000        1,012,870
       White House Utility District Robertson and Sumner Counties Water and Sewer Revenue,
          FSA Insured, Pre-Refunded, 5.125%, 1/01/26                                                    1,100,000        1,164,515
          FSA Insured, Pre-Refunded, 6.00%, 1/01/26                                                     1,000,000        1,018,490
          Refunding, FSA Insured, 5.125%, 1/01/26                                                       1,400,000        1,416,478
       Williamson County GO, Public Improvement,
          Pre-Refunded, 5.375%, 3/01/19                                                                 1,480,000        1,516,704
          Pre-Refunded, 5.00%, 4/01/20                                                                  2,000,000        2,198,760
          Refunding, 5.00%, 3/01/20                                                                     2,000,000        2,170,600
                                                                                                                    --------------
                                                                                                                       219,546,919
                                                                                                                    --------------

Franklin Municipal Securities Trust
Franklin Tennessee Municipal Bond Fund
STATEMENT OF INVESTMENTS, AUGUST 31, 2009 (UNAUDITED) (CONTINUED)

       U.S. TERRITORIES 7.6%
       GUAM 2.0%
       Guam Economic Development and Commerce Authority Revenue, Tobacco Settlement,
          Asset-Backed, Refunding, 5.25%, 6/01/32                                                   $   2,250,000   $    1,772,820
       Guam Government Limited Obligation Revenue, Section 30, Series A, 5.625%, 12/01/29               3,205,000        3,172,245
                                                                                                                    --------------
                                                                                                                         4,945,065
                                                                                                                    --------------
       PUERTO RICO 5.2%
       Puerto Rico Commonwealth GO, Public Improvement, Series A, FGIC Insured, Pre-Refunded,
          5.00%, 7/01/32                                                                                1,500,000        1,661,970
       Puerto Rico Electric Power Authority Power Revenue, Refunding, Series SS, NATL Insured,
          5.00%, 7/01/25                                                                                5,000,000        5,019,700
       Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
       Financing Authority Hospital Revenue, Hospital Auxilio Mutuo Obligation Group Project,
          Series A, NATL Insured, 6.25%, 7/01/24                                                          200,000          200,022
       Puerto Rico PBA Guaranteed Revenue, Government Facilities,
          Refunding, Series D, 5.375%, 7/01/33                                                            655,000          581,955
          Series D, Pre-Refunded, 5.375%, 7/01/33                                                       1,845,000        2,036,234
       Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, First Subordinate, Series B,
          6.375%, 8/01/39                                                                               3,000,000        3,224,430
                                                                                                                    --------------
                                                                                                                        12,724,311
                                                                                                                    --------------
       VIRGIN ISLANDS 0.4%
       Virgin Islands PFAR, Virgin Islands Matching Fund Loan Notes, senior lien, Refunding,
          Series A, 5.50%, 10/01/18                                                                     1,000,000        1,005,190
                                                                                                                    --------------
       TOTAL U.S. TERRITORIES                                                                                           18,674,566
                                                                                                                    --------------
       TOTAL INVESTMENTS (COST $233,168,752) 97.6%                                                                     238,221,485
       OTHER ASSETS, LESS LIABILITIES 2.4%                                                                               5,780,806
                                                                                                                    --------------
       NET ASSETS 100.0%                                                                                            $  244,002,291
                                                                                                                    ==============

SELECTED PORTFOLIO ABBREVIATIONS

AMBAC  American Municipal Bond Assurance Corp.
ETM    Escrow to Maturity
FGIC   Financial Guaranty Insurance Co.
FSA    Financial Security Assurance Inc.
GNMA   Government National Mortgage Association
GO     General Obligation
HDA    Housing Development Authority/Agency
IDB    Industrial Development Bond/Board
MFHR   Multi-Family Housing Revenue
NATL   National Public Financial Guarantee Corp.
PBA    Public Building Authority
PFAR   Public Financing Authority Revenue
XLCA   XL Capital Assurance

Franklin Municipal Securities Trust
Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Municipal Securities Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of two funds (Funds).

2. Security Valuation

Municipal securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Funds' pricing services use valuation models or matrix pricing, which considers information with respect to comparable bond and note transactions, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value.

The Funds have procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Funds' Board of Trustees.

3. INCOME TAXES

At August 31, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:



                                                FRANKLIN          FRANKLIN
                                             CALIFORNIA HIGH      TENNESSEE
                                             YIELD MUNICIPAL   MUNICIPAL BOND
                                                  FUND              FUND
                                             ---------------   --------------
Cost of investments                          $1,477,668,225     $233,123,636
                                             ==============     ============
Unrealized appreciation                      $   24,066,979     $  7,607,012
Unrealized depreciation                        (236,727,391)      (2,509,163)
                                             --------------     ------------
Net unrealized appreciation (depreciation)   $ (212,660,412)    $  5,097,849
                                             ==============     ============

4. FAIR VALUE MEASUREMENTS

Financial Accounting Standards Board (FASB) Statement No. 157, "Fair Value Measurement" (SFAS 157) establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

At August 31, 2009, all of the Funds' investments in securities carried at fair value were in Level 2 inputs.

5. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through October 23, 2009, the issuance date of the financial statements and determined that no events have occurred that require disclosure.

For information on the Funds' policy regarding other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.





Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and
Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN MUNICIPAL SECURITIES TRUST



By /s/LAURA F. FERGERSON
  -------------------------------
      Laura F. Fergerson
      Chief Executive Officer -
        Finance and Administration
Date  October 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By /s/LAURA F. FERGERSON
  ---------------------------------
      Laura F. Fergerson
      Chief Executive Officer -
        Finance and Administration
Date  October 28, 2009



By /s/GASTON GARDEY
  ---------------------------------
      Gaston Gardey
      Chief Financial Officer and
        Chief Accounting Officer
Date  October 28, 2009